                                  UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                   FORM N-Q

                  QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF
                    REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number: 811-7852

Exact Name of Registrant as Specified in Charter:  USAA MUTUAL FUNDS TRUST

Address of Principal Executive Offices and Zip Code: 9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Name and Address of Agent for Service:               CHRISTOPHER P. LAIA
                                                     USAA MUTUAL FUNDS TRUST
                                                     9800 FREDERICKSBURG ROAD
                                                     SAN ANTONIO, TX  78288

Registrant's Telephone Number, Including Area Code:  (210) 498-0226

Date of Fiscal Year End:   DECEMBER 31

Date of Reporting Period:  MARCH 31, 2010

ITEM 1.  SCHEDULE OF INVESTMENTS.
USAA MUTUAL FUNDS TRUST - 1ST QUARTER REPORT - PERIOD ENDED MARCH 31, 2010

 [LOGO OF USAA]
   USAA(R)

       PORTFOLIO OF INVESTMENTS
       1ST QUARTER
       USAA GLOBAL OPPORTUNITIES FUND
       MARCH 31, 2010

                                                                      (Form N-Q)

88396-0510                                   (C)2010, USAA. All rights reserved.

================================================================================

PORTFOLIO OF INVESTMENTS

USAA GLOBAL OPPORTUNITIES FUND

March 31, 2010 (unaudited)

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

             EQUITY SECURITIES (93.7%)

             COMMON STOCKS (83.1%)

             CONSUMER DISCRETIONARY (9.4%)
             -----------------------------
             ADVERTISING (0.0%)
   10,500    National Cinemedia, Inc. (a)                                               $    181
                                                                                        --------
             APPAREL & ACCESSORIES & LUXURY GOODS (0.4%)
    9,000    Coach, Inc. (a)                                                                 356
   42,000    Jones Apparel Group, Inc. (a)                                                   799
    3,233    Swatch Group Ltd. (a)                                                           192
    7,600    Warnaco Group, Inc. *                                                           362
                                                                                        --------
                                                                                           1,709
                                                                                        --------
             APPAREL RETAIL (0.8%)
      500    ABC-MART, Inc. (a)                                                               16
    2,300    Fast Retailing Co. (a)                                                          400
   24,700    Finish Line, Inc. "A" (a)                                                       403
   34,800    Gap, Inc. (a)                                                                   804
    3,390    Hennes & Mauritz AB "B" (a)                                                     220
    1,092    Industria de Diseno Textil S.A.                                                  72
   10,400    Limited Brands, Inc. (a)                                                        256
   22,200    Ross Stores, Inc. (a)                                                         1,187
                                                                                        --------
                                                                                           3,358
                                                                                        --------
             AUTO PARTS & EQUIPMENT (0.6%)
   12,600    Aisin Seiki Co. Ltd. (a)                                                        377
    7,400    Denso Corp. (a)                                                                 220
   42,300    Johnson Controls, Inc. (a)                                                    1,396
   24,000    NHK Spring Co.                                                                  220
    3,900    NOK Corp. (a)                                                                    59
    1,600    Tachi-S Co. Ltd. (a)                                                             17
    5,800    Toyota Industries Corp. (a)                                                     166
                                                                                        --------
                                                                                           2,455
                                                                                        --------
             AUTOMOBILE MANUFACTURERS (0.6%)
    8,000    Daihatsu Motor Co., Ltd. (a)                                                     76
   17,000    Ford Motor Co. *                                                                214
   23,500    Honda Motor Co. Ltd. (a)                                                        829
   51,400    Nissan Motor Co. Ltd. *(a)                                                      440
    6,116    Renault S.A. *(a)                                                               287
   11,500    Toyota Motor Corp. (a)                                                          461
      205    Volkswagen AG (a)                                                                20
                                                                                        --------
                                                                                           2,327
                                                                                        --------
             AUTOMOTIVE RETAIL (0.4%)
   14,500    Advance Auto Parts, Inc. (a)                                                    608
   28,000    Group 1 Automotive, Inc. *                                                      892
                                                                                        --------
                                                                                           1,500
                                                                                        --------

================================================================================

1  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

             BROADCASTING (0.0%)
   18,946    Austereo Group Ltd. (a)                                                    $     30
    4,046    Societe Television Francaise 1 (a)                                               75
                                                                                        --------
                                                                                             105
                                                                                        --------
             CABLE & SATELLITE (0.8%)
   77,200    Comcast Corp. "A" (a)                                                         1,453
    1,434    Eutelsat Communications (a)                                                      51
   18,900    Mediacom Communications Corp. "A" *                                             112
      600    SES                                                                              15
   28,077    Time Warner Cable, Inc. (a)                                                   1,497
                                                                                        --------
                                                                                           3,128
                                                                                        --------
             CASINOS & GAMING (0.1%)
   24,000    Genting International plc *(a)                                                   16
    3,087    OPAP S.A. (a)                                                                    70
   51,983    Tabcorp Holdings Ltd. (a)                                                       329
   27,945    Tatts Group Ltd. (a)                                                             63
                                                                                        --------
                                                                                             478
                                                                                        --------
             COMPUTER & ELECTRONICS RETAIL (0.0%)
    5,000    Rent-A-Center, Inc. *                                                           118
      680    Yamada Denki Co. Ltd. (a)                                                        50
                                                                                        --------
                                                                                             168
                                                                                        --------
             CONSUMER ELECTRONICS (0.5%)
   26,300    Garmin Ltd. (a)                                                               1,012
   24,000    Sharp Corp. (a)                                                                 300
   17,800    Sony Corp. (a)                                                                  682
                                                                                        --------
                                                                                           1,994
                                                                                        --------
             DEPARTMENT STORES (0.5%)
   43,800    Dillard's, Inc. "A"                                                           1,034
    6,900    Kohl's Corp. *(a)                                                               378
    6,000    Lifestyle International Holdings, Ltd. (a)                                       11
    5,973    Next plc (a)                                                                    196
    7,300    Nordstrom, Inc. (a)                                                             298
    2,212    PPR (a)                                                                         294
                                                                                        --------
                                                                                           2,211
                                                                                        --------
             DISTRIBUTORS (0.2%)
    3,600    Core-Mark Holding Co., Inc. *                                                   110
    8,000    Genuine Parts Co. (a)                                                           338
    1,000    Jardine Cycle & Carriage Ltd. (a)                                                21
   92,000    Li & Fung Ltd. (a)                                                              452
                                                                                        --------
                                                                                             921
                                                                                        --------
             EDUCATION SERVICES (0.5%)
   65,700    Corinthian Colleges, Inc. *(a)                                                1,156
   14,600    DeVry, Inc. (a)                                                                 952
                                                                                        --------
                                                                                           2,108
                                                                                        --------
             GENERAL MERCHANDISE STORES (0.1%)
    3,500    Big Lots, Inc. *(a)                                                             127
    1,600    Family Dollar Stores, Inc. (a)                                                   59
   18,687    Harvey Norman Holding Ltd. (a)                                                   62
                                                                                        --------
                                                                                             248
                                                                                        --------
             HOME FURNISHINGS (0.1%)
   11,600    Tempur-Pedic International, Inc. *(a)                                           350
                                                                                        --------

             HOME IMPROVEMENT RETAIL (0.6%)
   24,200    Home Depot, Inc. (a)                                                            783
  104,618    Kingfisher plc (a)                                                              340

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  2

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

   18,800    Sherwin-Williams Co. (a)                                                   $  1,273
                                                                                        --------
                                                                                           2,396
                                                                                        --------
             HOMEBUILDING (0.1%)
      200    NVR, Inc. *(a)                                                                  145
    8,100    Ryland Group, Inc. (a)                                                          182
                                                                                        --------
                                                                                             327
                                                                                        --------
             HOMEFURNISHING RETAIL (0.0%)
    1,300    Nitori Co. (a)                                                                   99
                                                                                        --------

             HOUSEHOLD APPLIANCES (0.3%)
   13,400    Whirlpool Corp.                                                               1,169
                                                                                        --------
             INTERNET RETAIL (0.6%)
    9,300    Amazon.com, Inc. *(a)                                                         1,262
        2    Dena Co. Ltd.                                                                    15
    8,200    Netflix, Inc. *(a)                                                              605
    2,000    Priceline.com, Inc. *(a)                                                        510
                                                                                        --------
                                                                                           2,392
                                                                                        --------
             LEISURE PRODUCTS (0.3%)
   53,500    Mattel, Inc. (a)                                                              1,217
                                                                                        --------

             MOVIES & ENTERTAINMENT (0.2%)
   39,100    News Corp. "A" (a)                                                              563
    7,976    Vivendi S.A. (a)                                                                214
                                                                                        --------
                                                                                             777
                                                                                        --------
             PUBLISHING (0.2%)
   51,536    Fairfax Media Ltd. (a)                                                           85
      379    Lagardere SCA (a)                                                                15
    3,800    McGraw-Hill Companies, Inc. (a)                                                 136
    4,187    Pearson plc (a)                                                                  66
   20,100    Scholastic Corp. (a)                                                            563
                                                                                        --------
                                                                                             865
                                                                                        --------
             RESTAURANTS (1.0%)
   17,264    Compass Group plc                                                               138
   13,400    Darden Restaurants, Inc. (a)                                                    597
    8,300    Dominos Pizza, Inc. *                                                           113
   22,000    McDonald's Corp. (a)                                                          1,468
   10,800    Panera Bread Co. "A" *(a)                                                       826
   44,100    Starbucks Corp. (a)                                                           1,070
                                                                                        --------
                                                                                           4,212
                                                                                        --------
             SPECIALTY STORES (0.1%)
   11,200    Signet Jewelers Ltd. *(a)                                                       362
                                                                                        --------

             TEXTILES (0.0%)
    1,000    Nisshinbo Industries, Inc.                                                       10
                                                                                        --------

             TIRES & RUBBER (0.4%)
   81,700    Cooper Tire & Rubber Co. (a)                                                  1,554
    3,300    Sumitomo Rubber Industries, Ltd. (a)                                             29
                                                                                        --------
                                                                                           1,583
                                                                                        --------
             Total Consumer Discretionary                                                 38,650
                                                                                        --------

             CONSUMER STAPLES (8.1%)
             -----------------------
             AGRICULTURAL PRODUCTS (0.3%)
   28,900    Archer-Daniels-Midland Co. (a)                                                  835
   44,200    Golden Agri-Resources Ltd. *(a)                                                  18
    3,834    Suedzucker AG (a)                                                                85
   81,000    Wilmar International Ltd. (a)                                                   388
                                                                                        --------
                                                                                           1,326
                                                                                        --------

================================================================================

3  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

             BREWERS (0.1%)
      260    Carlsberg A/S                                                              $     22
      639    Heineken Holding N.V. (a)                                                        28
    3,151    Heineken N.V. (a)                                                               162
    1,962    InBev N.V. (a)                                                                   99
                                                                                        --------
                                                                                             311
                                                                                        --------
             DISTILLERS & VINTNERS (0.1%)
   23,405    Diageo plc (a)                                                                  393
                                                                                        --------
             DRUG RETAIL (0.2%)
    1,000    Cawachi Ltd. (a)                                                                 19
   16,100    Walgreen Co. (a)                                                                597
                                                                                        --------
                                                                                             616
                                                                                        --------
             FOOD RETAIL (0.4%)
    2,895    Casino Guichard-Perrachon S.A. (a)                                              245
    1,250    Delhaize Group (a)                                                              100
   25,763    Jeronimo Martins SGPS S.A. (a)                                                  261
   24,425    Koninklijke Ahold N.V. (a)                                                      326
   11,800    Kroger Co. (a)                                                                  256
   16,697    Tesco plc (a)                                                                   110
   17,018    William Morrison Supermarket plc (a)                                             76
    9,905    Woolworths Ltd. (a)                                                             254
                                                                                        --------
                                                                                           1,628
                                                                                        --------
             HOUSEHOLD PRODUCTS (1.3%)
   18,500    Colgate-Palmolive Co. (a)                                                     1,577
    1,361    Henkel AG & Co. KGaA (a)                                                         63
   34,000    Kimberly-Clark Corp. (a)                                                      2,138
   20,800    Procter & Gamble Co. (a)                                                      1,316
    4,678    Reckitt Benckiser Group plc (a)                                                 257
      100    Unicharm Corp. (a)                                                               10
                                                                                        --------
                                                                                           5,361
                                                                                        --------
             HYPERMARKETS & SUPER CENTERS (0.6%)
   11,100    Aeon Co. Ltd. (a)                                                               126
      953    Metro AG (a)                                                                     56
   38,700    Wal-Mart Stores, Inc. (a)                                                     2,152
    8,871    Wesfarmers Ltd. (a)                                                             259
                                                                                        --------
                                                                                           2,593
                                                                                        --------
             PACKAGED FOODS & MEAT (2.8%)
      473    AarhusKarlshamn AB (a)                                                           13
   14,000    Ajinomoto Co. Inc. (a)                                                          139
   34,900    Campbell Soup Co. (a)                                                         1,234
   16,200    General Mills, Inc. (a)                                                       1,147
   82,040    Goodman Fielder Ltd. (a)                                                        108
   39,100    Hershey Co. (a)                                                               1,674
    6,400    J.M. Smucker Co. (a)                                                            386
    8,900    Kraft Foods, Inc. "A" (a)                                                       269
   13,600    Mead Johnson Nutrition Co. (a)                                                  707
   22,015    Nestle S.A. (a)                                                               1,127
    1,000    Nisshin Seifun Group, Inc. (a)                                                   13
   29,400    Sanderson Farms, Inc. (a)                                                     1,576
   29,300    Sara Lee Corp. (a)                                                              408
    2,000    Toyo Suisan Kaisha Ltd. (a)                                                      52
  115,900    Tyson Foods, Inc. "A" (a)                                                     2,219
    3,065    Unilever N.V. (a)                                                                93
    9,464    Unilever plc (a)                                                                278
    3,100    Yakult Honsha Co. Ltd. (a)                                                       83
                                                                                        --------
                                                                                          11,526
                                                                                        --------
             PERSONAL PRODUCTS (0.8%)
   33,000    Estee Lauder Companies, Inc. "A" (a)                                          2,141

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  4

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    8,400    Herbalife Ltd. (a)                                                         $    387
    1,209    L'Oreal S.A. (a)                                                                127
    3,500    NBTY, Inc. *(a)                                                                 168
   13,100    Prestige Brands Holdings, Inc. *                                                118
    7,000    Shiseido Co. (a)                                                                152
                                                                                        --------
                                                                                           3,093
                                                                                        --------
             SOFT DRINKS (0.5%)
   17,171    Coca-Cola Amatil Ltd. (a)                                                       177
   19,200    Coca-Cola Co. (a)                                                             1,056
   15,000    PepsiCo, Inc. (a)                                                               993
                                                                                        --------
                                                                                           2,226
                                                                                        --------
             TOBACCO (1.0%)
   25,787    British America Tobacco plc (a)                                                 889
   17,308    Imperial Tobacco Group plc (a)                                                  528
    5,800    Lorillard, Inc. (a)                                                             436
   31,200    Philip Morris International, Inc. (a)                                         1,628
    9,600    Reynolds American, Inc. (a)                                                     518
    1,122    Swedish Match (a)                                                                27
                                                                                        --------
                                                                                           4,026
                                                                                        --------
             Total Consumer Staples                                                       33,099
                                                                                        --------

             ENERGY (7.4%)
             -------------
             INTEGRATED OIL & GAS (3.9%)
    5,038    BG Group plc (a)                                                                 87
  147,420    BP plc (a)                                                                    1,395
   28,600    Chevron Corp. (a)                                                             2,169
   41,100    ConocoPhillips (a)                                                            2,103
   13,196    ENI S.p.A. (a)                                                                  309
   62,000    Exxon Mobil Corp. (a)                                                         4,153
   74,400    Marathon Oil Corp.                                                            2,354
    5,600    Occidental Petroleum Corp. (a)                                                  473
    1,504    Repsol YPF S.A. (a)                                                              36
   23,059    Royal Dutch Shell plc "A" (a)                                                   668
   21,679    Royal Dutch Shell plc "B" (a)                                                   597
    8,450    Statoil ASA (a)                                                                 196
   22,870    Total S.A. (a)                                                                1,328
                                                                                        --------
                                                                                          15,868
                                                                                        --------
             OIL & GAS DRILLING (0.4%)
    3,400    Helmerich & Payne, Inc. (a)                                                     130
   40,600    Rowan Companies, Inc. *(a)                                                    1,182
    8,250    Seadrill Ltd. (a)                                                               192
                                                                                        --------
                                                                                           1,504
                                                                                        --------
             OIL & GAS EQUIPMENT & SERVICES (1.5%)
    5,800    Exterran Holdings, Inc. *(a)                                                    140
   11,600    National-Oilwell Varco, Inc. (a)                                                471
    5,100    Oceaneering International, Inc. *(a)                                            324
   41,100    Oil States International, Inc. *(a)                                           1,863
   42,200    Schlumberger Ltd. (a)                                                         2,678
    6,500    Seacor Holdings, Inc. *(a)                                                      524
    4,800    TGS-NOPEC Geophysical Co. ASA *(a)                                              102
                                                                                        --------
                                                                                           6,102
                                                                                        --------
             OIL & GAS EXPLORATION & PRODUCTION (1.3%)
   17,800    Anadarko Petroleum Corp. (a)                                                  1,296
    7,100    Cimarex Energy Co. (a)                                                          421
    6,964    Gulfsands Petroleum plc *(a)                                                     34
       60    INPEX Holdings, Inc. (a)                                                        440
    3,900    Japan Petroleum Exploration Co., Ltd. (a)                                       198
   13,000    Mariner Energy, Inc. *(a)                                                       195
   40,500    Newfield Exploration Co. *(a)                                                 2,108

================================================================================

5  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

   13,200    Quicksilver Resources, Inc. *(a)                                           $    186
    3,500    Whiting Petroleum Corp. *(a)                                                    283
                                                                                        --------
                                                                                           5,161
                                                                                        --------
             OIL & GAS REFINING & MARKETING (0.0%)
    7,230    Caltex Australia                                                                 75
    4,678    Hellenic Petroleum S.A. (a)                                                      54
                                                                                        --------
                                                                                             129
                                                                                        --------
             OIL & GAS STORAGE & TRANSPORTATION (0.3%)
   21,100    El Paso Corp. (a)                                                               229
    4,900    Spectra Energy Corp. (a)                                                        110
   44,300    Williams Companies, Inc. (a)                                                  1,023
                                                                                        --------
                                                                                           1,362
                                                                                        --------
             Total Energy                                                                 30,126
                                                                                        --------

             FINANCIALS (14.9%)
             ------------------
             ASSET MANAGEMENT & CUSTODY BANKS (0.9%)
   97,010    3i Group plc (a)                                                                429
   20,100    Artio Global Investors, Inc. (a)                                                497
   19,500    Bank of New York Mellon Corp. (a)                                               602
    1,300    BlackRock, Inc. "A" (a)                                                         283
   13,600    Franklin Resources, Inc. (a)                                                  1,508
   13,800    Invesco Ltd. ADR (a)                                                            303
                                                                                        --------
                                                                                           3,622
                                                                                        --------
             CONSUMER FINANCE (1.6%)
   54,000    American Express Co. (a)                                                      2,228
   33,900    AmeriCredit Corp. *(a)                                                          806
   38,500    Capital One Financial Corp. (a)                                               1,594
  140,600    Discover Financial Services (a)                                               2,095
                                                                                        --------
                                                                                           6,723
                                                                                        --------
             DIVERSIFIED BANKS (3.9%)
   20,968    Australia and New Zealand Banking Group Ltd. (a)                                488
   88,367    Banca Intesa S.p.A. *(a)                                                        329
   32,536    Banco Bilbao Vizcaya Argentaria S.A. (a)                                        445
   37,426    Banco Espirito Santo S.A. *(a)                                                  202
   35,129    Banco Popular Espanol S.A. (a)                                                  259
   71,830    Banco Santander S.A. (a)                                                        955
  114,434    Barclays plc (a)                                                                626
    1,764    BNP Paribas S.A. (a)                                                            135
   77,500    BOC Hong Kong Holdings Ltd. (a)                                                 185
   47,200    Comerica, Inc. (a)                                                            1,795
   14,772    Commonwealth Bank of Australia (a)                                              763
   19,069    Credit Agricole S.A. (a)                                                        334
   15,975    Danske Bank A/S *(a)                                                            393
    3,707    Dexia *(a)                                                                       22
    8,800    DnB NOR ASA *(a)                                                                101
      951    Erste Bank der Oesterreichischen Sparkassen AG (a)                               40
   95,720    HSBC Holdings plc (a)                                                           970
   30,608    Intesa Sanpaolo (a)                                                              92
    8,963    KBC Groep N.V. *(a)                                                             434
  140,131    Lloyds TSB Group plc *(a)                                                       133
   93,600    Mitsubishi UFJ Financial Group, Inc. (a)                                        491
   46,000    Mizuho Trust & Banking Co., Ltd. (a)                                             91
   10,000    Mizuho Trust & Banking Co., Ltd. *(a)                                            10
   30,618    National Australia Bank Ltd. (a)                                                773
   82,575    Natixis *(a)                                                                    446
   18,336    Nordea Bank AB (a)                                                              181
   14,000    Overseas Chinese Town Asia Holdings Ltd. (a)                                     87
    9,699    Skandinaviska Enskilda Banken "A" *(a)                                           62
    3,357    Standard Chartered plc (a)                                                       92
    6,000    Sumitomo Mitsui Financial Group, Inc. (a)                                       198

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  6

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    6,983    Svenska Handelsbanken AB "A" (a)                                           $    205
   21,000    United Overseas Bank Ltd. (a)                                                   288
  128,400    Wells Fargo & Co. (a)                                                         3,996
   15,668    Westpac Banking Corp. (a)                                                       400
                                                                                        --------
                                                                                          16,021
                                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.4%)
   13,579    Credit Suisse Group (a)                                                         700
    8,494    Deutsche Bank AG (a)                                                            654
   31,687    Investec plc                                                                    259
                                                                                        --------
                                                                                           1,613
                                                                                        --------
             DIVERSIFIED REAL ESTATE ACTIVITIES (0.4%)
    2,000    Henderson Land Development Co. Ltd. (a)                                          14
   86,000    Hopewell Holdings Ltd. (a)                                                      255
   30,000    New World Development Ltd.                                                       59
   20,000    Sun Hung Kai Properties Ltd. (a)                                                301
   10,000    Swire Pacific Ltd. (a)                                                          120
  141,000    UOL Group Ltd. (a)                                                              393
   33,000    Wharf (Holdings) Ltd. (a)                                                       187
   87,000    Wheelock & Co. Ltd. (a)                                                         256
                                                                                        --------
                                                                                           1,585
                                                                                        --------
             INVESTMENT BANKING & BROKERAGE (0.7%)
   15,400    BGC Partners, Inc. "A"                                                           94
   13,600    Goldman Sachs Group, Inc. (a)                                                 2,321
   38,200    Knight Capital Group, Inc. "A" *(a)                                             582
                                                                                        --------
                                                                                           2,997
                                                                                        --------
             LIFE & HEALTH INSURANCE (0.7%)
   22,200    AFLAC, Inc. (a)                                                               1,205
  361,966    Legal & General Group plc (a)                                                   484
   12,500    MetLife, Inc. (a)                                                               542
   32,409    Old Mutual plc *(a)                                                              60
    8,100    Prudential Financial, Inc. (a)                                                  490
    9,273    Prudential plc (a)                                                               77
   14,256    Resolution Ltd. *(a)                                                             18
                                                                                        --------
                                                                                           2,876
                                                                                        --------
             MULTI-LINE INSURANCE (0.4%)
    3,046    Allianz Holding AG (a)                                                          382
    4,300    Assurant, Inc. (a)                                                              148
   38,811    Aviva plc (a)                                                                   227
    7,922    AXA S.A. (a)                                                                    176
    5,494    Sampo OYJ "A" (a)                                                               146
    2,577    Zurich Financial Services AG (a)                                                660
                                                                                        --------
                                                                                           1,739
                                                                                        --------
             MULTI-SECTOR HOLDINGS (0.0%)
    1,017    Groupe Bruxelles Lambert S.A. (a)                                                90
    4,500    Investor AB (a)                                                                  86
                                                                                        --------
                                                                                             176
                                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (2.0%)
  265,200    Bank of America Corp. (a)                                                     4,734
  196,800    Citigroup, Inc. *(a)                                                            797
   43,696    ING Groep N.V. *(a)                                                             436
   48,300    JPMorgan Chase & Co. (a)                                                      2,161
    2,028    OKO Bank plc "A" (a)                                                             23
                                                                                        --------
                                                                                           8,151
                                                                                        --------
             PROPERTY & CASUALTY INSURANCE (0.5%)
    7,100    Allied World Assurance Co. Holdings Ltd. (a)                                    318
   24,600    Allstate Corp. (a)                                                              795
   13,500    Chubb Corp. (a)                                                                 700

================================================================================

7  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

   18,700    Progressive Corp. (a)                                                      $    357
    3,000    Sompo Japan Insurance, Inc. (a),(b)                                              21
                                                                                        --------
                                                                                           2,191
                                                                                        --------
             REAL ESTATE OPERATING COMPANIES (0.1%)
   65,935    Immoeast AG *(a)                                                                362
                                                                                        --------
             REGIONAL BANKS (1.0%)
    4,000    77th Bank Ltd. (a)                                                               23
    8,000    Bendigo Bank Ltd.                                                                73
   25,300    CapitalSource, Inc.                                                             141
    2,000    Chiba Bank Ltd. (a)                                                              12
   25,880    Commerce Bancshares, Inc. (a)                                                 1,065
   11,600    Fifth Third Bancorp (a)                                                         158
   38,000    Fukuoka Financial Group, Inc. (a)                                               161
   17,100    Fulton Financial Corp. (a)                                                      174
    4,000    Gunma Bank Ltd. (a)                                                              22
  167,700    Huntington Bancshares, Inc. (a)                                                 901
   55,900    KeyCorp (a)                                                                     433
   56,000    Nishi Nippon City Bank Ltd. (a)                                                 165
    7,900    PNC Financial Services Group, Inc. (a)                                          472
   37,800    Sapporo Hokuyo Holdings, Inc. (a)                                               173
   23,000    Yamaguchi Financial Group, Inc. (a)                                             252
                                                                                        --------
                                                                                           4,225
                                                                                        --------
             REINSURANCE (0.7%)
   10,300    Arch Capital Group Ltd. *(a)                                                    785
    3,700    Endurance Specialty Holdings Ltd. (a)                                           138
    2,400    Everest Reinsurance Group Ltd. (a)                                              194
    6,799    Hannover Rueckversicherungs *(a)                                                336
    2,100    PartnerRe Ltd. (a)                                                              168
    3,900    RenaissanceRe Holdings Ltd. (a)                                                 221
   10,860    SCOR SE (a)                                                                     274
   29,900    Validus Holdings Ltd. (a)                                                       823
                                                                                        --------
                                                                                           2,939
                                                                                        --------
             REITs - DIVERSIFIED (0.2%)
   37,000    BGP Holdings plc , acquired 8/06/2009; cost: $0*(b),(c)                          --
   30,001    Dexus Property Group (a)                                                         22
    1,364    Gecina S.A. (a)                                                                 151
   61,907    GPT Group (a)                                                                    33
   25,000    Mirvac Group (a)                                                                 34
   51,447    Stockland (a)                                                                   188
    4,359    Vornado Realty Trust (a)                                                        330
                                                                                        --------
                                                                                             758
                                                                                        --------
             REITs - INDUSTRIAL (0.0%)
   43,000    Ascendas REIT (a)                                                                59
    3,500    Monmouth Real Estate Investment Corp. "A" (a)                                    29
                                                                                        --------
                                                                                              88
                                                                                        --------
             REITs - MORTGAGE (0.7%)
  152,100    Annaly Capital Management, Inc. (a)                                           2,613
   34,400    Resource Capital Corp.                                                          233
                                                                                        --------
                                                                                           2,846
                                                                                        --------
             REITs - OFFICE (0.1%)
    2,600    Boston Properties, Inc. (a)                                                     196
      201    Societe de la Tour Eiffel (a)                                                    17
                                                                                        --------
                                                                                             213
                                                                                        --------
             REITs - RESIDENTIAL (0.1%)
    4,600    Equity Residential Properties Trust (a)                                         180
                                                                                        --------
             REITs - RETAIL (0.1%)
   39,000    Link REIT (a)                                                                    96

================================================================================

                                                   PORTFOLIO OF INVESTMENTS |  8

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    1,816    Simon Property Group, Inc. (a)                                             $    152
      796    Unibail-Rodamco (a)                                                             161
    8,648    Westfield Group (a)                                                              96
                                                                                        --------
                                                                                             505
                                                                                        --------
             REITs - SPECIALIZED (0.1%)
   36,400    FelCor Lodging Trust, Inc. *                                                    207
    1,300    Public Storage (a)                                                              120
    2,400    Rayonier, Inc. (a)                                                              109
                                                                                        --------
                                                                                             436
                                                                                        --------
             SPECIALIZED FINANCE (0.1%)
      500    CME Group, Inc. (a)                                                             158
    1,800    Hong Kong Exchanges & Clearing Ltd. (a)                                          30
                                                                                        --------
                                                                                             188
                                                                                        --------
             THRIFTS & MORTGAGE FINANCE (0.2%)
   58,700    NewAlliance Bancshares, Inc. (a)                                                741
                                                                                        --------
             Total Financials                                                             61,175
                                                                                        --------

             HEALTH CARE (9.7%)
             ------------------
             BIOTECHNOLOGY (0.7%)
    1,407    Actelion Ltd. *(a)                                                               64
   20,300    Amgen, Inc. *(a)                                                              1,213
   34,500    Gilead Sciences, Inc. *(a)                                                    1,569
                                                                                        --------
                                                                                           2,846
                                                                                        --------
             HEALTH CARE DISTRIBUTORS (1.3%)
    4,200    Alfresa Holdings Corp. (a)                                                      181
   45,100    AmerisourceBergen Corp. (a)                                                   1,304
   81,600    Cardinal Health, Inc. (a)                                                     2,940
   16,100    McKesson Corp. (a)                                                            1,058
                                                                                        --------
                                                                                           5,483
                                                                                        --------
             HEALTH CARE EQUIPMENT (0.8%)
    5,500    Baxter International, Inc. (a)                                                  320
    5,000    CareFusion Corp. *(a)                                                           132
    2,992    Cochlear Ltd. (a)                                                               200
   15,000    Hill-Rom Holdings, Inc. (a)                                                     408
    9,900    Hospira, Inc. *(a)                                                              561
      700    Intuitive Surgical, Inc. *(a)                                                   244
    7,700    Medtronic, Inc. (a)                                                             347
   16,800    Micrus Endovascular Corp. *(a)                                                  331
    3,318    Sonova Holding AG (a)                                                           412
      946    Synthes, Inc. (a)                                                               118
    1,600    Terumo Corp. (a)                                                                 85
                                                                                        --------
                                                                                           3,158
                                                                                        --------
             HEALTH CARE SERVICES (0.6%)
   16,100    Amedisys, Inc. *(a)                                                             889
   14,300    AMN Healthcare Services, Inc. *                                                 126
   21,300    Medco Health Solutions, Inc. *(a)                                             1,375
                                                                                        --------
                                                                                           2,390
                                                                                        --------
             HEALTH CARE SUPPLIES (0.1%)
    1,174    Coloplast A/S "B" (a)                                                           129
    2,300    Cooper Companies, Inc. (a)                                                       90
                                                                                        --------
                                                                                             219
                                                                                        --------
             MANAGED HEALTH CARE (1.1%)
   21,700    Aetna, Inc. (a)                                                                 762
   57,800    Coventry Health Care, Inc. *(a)                                               1,429
   16,000    Humana, Inc. *(a)                                                               748
   40,400    UnitedHealth Group, Inc. (a)                                                  1,320

================================================================================

9  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    5,500    WellPoint, Inc. *(a)                                                       $    354
                                                                                        --------
                                                                                           4,613
                                                                                        --------
             PHARMACEUTICALS (5.1%)
   63,100    Abbott Laboratories (a)                                                       3,324
    2,900    Allergan, Inc. (a)                                                              190
   16,329    AstraZeneca plc (a)                                                             728
    5,505    Bayer AG (a)                                                                    372
   29,500    Eli Lilly and Co. (a)                                                         1,069
   47,100    Forest Laboratories, Inc. *(a)                                                1,477
   60,058    GlaxoSmithKline plc (a)                                                       1,153
   92,200    Johnson & Johnson (a)                                                         6,012
    2,000    Mitsubishi Tanabe Pharma Corp. (a)                                               28
   19,856    Novartis AG (a)                                                               1,073
    6,990    Novo Nordisk A/S (a)                                                            542
   23,900    Perrigo Co. (a)                                                               1,403
  113,800    Pfizer, Inc. (a)                                                              1,952
    4,470    Roche Holdings AG (a)                                                           725
   13,277    Sanofi-Aventis S.A. (a)                                                         990
    6,495    Shire Ltd. (a)                                                                  143
                                                                                        --------
                                                                                          21,181
                                                                                        --------
             Total Health Care                                                            39,890
                                                                                        --------

             INDUSTRIALS (8.9%)
             ------------------
             AEROSPACE & DEFENSE (1.6%)
   24,895    BAE Systems plc (a)                                                             140
   14,600    ITT Corp. (a)                                                                   783
    4,500    L-3 Communications Holdings, Inc. (a)                                           412
   16,700    Lockheed Martin Corp. (a)                                                     1,390
   28,900    Northrop Grumman Corp. (a)                                                    1,895
    9,800    Raytheon Co. (a)                                                                560
    4,494    Safran S.A. (a)                                                                 117
   14,400    United Technologies Corp. (a)                                                 1,060
                                                                                        --------
                                                                                           6,357
                                                                                        --------
             AIR FREIGHT & LOGISTICS (0.8%)
    7,300    FedEx Corp. (a)                                                                 682
    5,975    TNT N.V. (a)                                                                    171
   34,100    United Parcel Service, Inc. "B" (a)                                           2,196
                                                                                        --------
                                                                                           3,049
                                                                                        --------
             AIRLINES (0.3%)
   25,100    Alaska Air Group, Inc. *(a)                                                   1,035
   31,500    Hawaiian Holdings, Inc. *(a)                                                    232
    7,000    Singapore Airlines Ltd. (a)                                                      76
                                                                                        --------
                                                                                           1,343
                                                                                        --------
             BUILDING PRODUCTS (0.2%)
   41,000    Asahi Glass Co. Ltd. (a)                                                        462
    2,082    Assa Abloy AB "B" (a)                                                            41
    8,805    Compagnie De Saint Gobain (a)                                                   423
                                                                                        --------
                                                                                             926
                                                                                        --------
             COMMERCIAL PRINTING (0.5%)
    6,000    Dai Nippon Printing Co. Ltd. (a)                                                 81
   95,700    R.R. Donnelley & Sons Co. (a)                                                 2,043
                                                                                        --------
                                                                                           2,124
                                                                                        --------
             CONSTRUCTION & ENGINEERING (0.4%)
   23,087    Balfour Beatty plc (a)                                                          103
    4,716    Bouygues S.A. (a)                                                               237
   39,600    EMCOR Group, Inc. *(a)                                                          975

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  10

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

   13,800    Shaw Group, Inc. *(a)                                                      $    475
                                                                                        --------
                                                                                           1,790
                                                                                        --------
             CONSTRUCTION & FARM MACHINERY & HEAVY TRUCKS (0.5%)
   80,000    Mitsui Engineering & Shipbuilding Co., Ltd. (a)                                 199
   27,800    Oshkosh Corp. *(a)                                                            1,121
    1,000    Scania AB                                                                        16
   42,000    SembCorp Marine Ltd. (a)                                                        126
   30,000    Trinity Industries, Inc. (a)                                                    599
                                                                                        --------
                                                                                           2,061
                                                                                        --------
             DIVERSIFIED SUPPORT SERVICES (0.0%)
    9,967    Cape plc *(a)                                                                    35
                                                                                        --------
             ELECTRICAL COMPONENTS & EQUIPMENT (0.6%)
   13,000    A. O. Smith Corp.                                                               683
   32,000    Fuji Electric Holdings Co. Ltd. *(a)                                             87
   14,600    Hubbell, Inc. "B" (a)                                                           736
    3,800    Powell Industries, Inc. *                                                       124
    3,400    Prysmian S.p.A. (a)                                                              67
    2,870    Schneider Electric S.A. (a)                                                     337
   21,600    Sumitomo Electric Industries Ltd. (a)                                           265
                                                                                        --------
                                                                                           2,299
                                                                                        --------
             HEAVY ELECTRICAL EQUIPMENT (0.2%)
    3,329    ABB Ltd. *(a)                                                                    72
    5,772    Alstom S.A. (a)                                                                 360
   57,000    Mitsubishi Electric Corp. (a)                                                   524
                                                                                        --------
                                                                                             956
                                                                                        --------
             HIGHWAYS & RAILTRACKS (0.1%)
    5,359    Atlantia S.p.A. (a)                                                             125
   16,081    Macquarie Infrastructure Group (a)                                               17
    2,269    Societe des Autoroutes Paris-Rhin-Rhone *(a)                                    163
                                                                                        --------
                                                                                             305
                                                                                        --------
             INDUSTRIAL CONGLOMERATES (2.2%)
   32,600    3M Co. (a)                                                                    2,724
   42,600    Carlisle Companies, Inc. (a)                                                  1,623
  155,886    CSR Ltd. (a)                                                                    237
   36,000    Fraser & Neave Ltd. (a)                                                         123
  155,700    General Electric Co. (a)                                                      2,834
    2,400    Jardine Matheson Holdings Ltd. (a)                                               80
   10,000    Keppel Corp. Ltd. (a)                                                            65
   15,769    Koninklijke Philips Electronics N.V. (a)                                        506
   12,000    NWS Holdings Ltd. (a)                                                            24
   28,000    SembCorp Industries (a)                                                          83
    6,026    Siemens AG (a)                                                                  603
                                                                                        --------
                                                                                           8,902
                                                                                        --------
             INDUSTRIAL MACHINERY (0.8%)
    5,643    Alfa Laval AB (a)                                                                83
    4,468    Atlas Copco AB (a)                                                               69
   11,700    Illinois Tool Works, Inc. (a)                                                   554
    7,938    Kone Oyj "B" (a)                                                                328
   72,000    Mitsubishi Heavy Industries Ltd. (a)                                            298
   11,100    Parker-Hannifin Corp. (a)                                                       719
   11,000    Sumitomo Heavy Industries, Ltd. (a)                                              66
   26,400    Timken Co. (a)                                                                  792
    4,000    Trelleborg AB *(a)                                                               29
    1,082    Wartsila Corp. OYJ "B" (a)                                                       55
   10,700    Watts Water Technologies, Inc. "A" (a)                                          333
                                                                                        --------
                                                                                           3,326
                                                                                        --------
             MARINE (0.0%)
        3    A.P. Moeller-Maersk A/S (a)                                                      22

================================================================================

11  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    5,500    Orient Overseas International Ltd. (a)                                     $     41
                                                                                        --------
                                                                                              63
                                                                                        --------
             MARINE PORTS & SERVICES (0.1%)
   12,500    Teekay Corp. (a)                                                                284
                                                                                        --------
             RAILROADS (0.0%)
    4,000    Keisei Electric Railway Co., Ltd. (a)                                            24
                                                                                        --------
             TRADING COMPANIES & DISTRIBUTORS (0.4%)
   30,900    Aircastle Ltd.                                                                  293
   39,000    Itochu Corp. (a)                                                                342
   44,000    Marubeni Corp. (a)                                                              273
   11,500    Mitsubishi Corp. (a)                                                            301
   11,300    Mitsui & Co. Ltd. (a)                                                           190
   35,100    Sumitomo Corp. (a)                                                              404
                                                                                        --------
                                                                                           1,803
                                                                                        --------
             TRUCKING (0.2%)
    6,000    ComfortDelGro Corp. Ltd. (a)                                                      7
   17,925    FirstGroup plc (a)                                                               97
   28,800    Hertz Global Holdings, Inc. *                                                   288
   13,900    Ryder System, Inc.                                                              539
                                                                                        --------
                                                                                             931
                                                                                        --------
             Total Industrials                                                            36,578
                                                                                        --------

             INFORMATION TECHNOLOGY (13.1%)
             ------------------------------
             APPLICATION SOFTWARE (0.2%)
   22,900    Net 1 U.E.P.S Technologies, Inc. *(a)                                           421
    2,724    SAP AG (a)                                                                      132
   21,600    TIBCO Software, Inc. *(a)                                                       233
                                                                                        --------
                                                                                             786
                                                                                        --------
             COMMUNICATIONS EQUIPMENT (0.7%)
   56,800    Cisco Systems, Inc. *(a)                                                      1,478
   10,046    Nokia Oyj (a)                                                                   156
   27,400    QUALCOMM, Inc. (a)                                                            1,151
                                                                                        --------
                                                                                           2,785
                                                                                        --------
             COMPUTER HARDWARE (3.1%)
   17,500    Apple, Inc. *(a)                                                              4,111
   20,500    Dell, Inc. *(a)                                                                 308
   39,000    Fujitsu Ltd. (a)                                                                255
   30,700    Hewlett-Packard Co. (a)                                                       1,632
   47,900    International Business Machines Corp. (a)                                     6,143
    5,000    Teradata Corp. *(a)                                                             145
                                                                                        --------
                                                                                          12,594
                                                                                        --------
             COMPUTER STORAGE & PERIPHERALS (0.7%)
   32,000    EMC Corp. *(a)                                                                  577
   55,900    Seagate Technology *(a)                                                       1,021
   35,600    Western Digital Corp. *(a)                                                    1,388
                                                                                        --------
                                                                                           2,986
                                                                                        --------
             DATA PROCESSING & OUTSOURCED SERVICES (0.6%)
   25,300    Computer Sciences Corp. *(a)                                                  1,378
    4,000    Convergys Corp. *(a)                                                             49
    3,800    CSG Systems International, Inc. *                                                80
   22,700    Global Payments, Inc. (a)                                                     1,034
    4,000    VeriFone Holdings, Inc. *                                                        81
                                                                                        --------
                                                                                           2,622
                                                                                        --------
             ELECTRONIC COMPONENTS (0.5%)
    2,200    Kyocera Corp. (a)                                                               214
      400    Mabuchi Motor Co. (a)                                                            23

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  12

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    2,700    Murata Manufacturing Co., Ltd. (a)                                         $    153
    3,900    Nidec Corp. (a)                                                                 418
   18,000    Nippon Electric Glass Co. Ltd. (a)                                              254
   85,300    Vishay Intertechnology, Inc. *(a)                                               873
                                                                                        --------
                                                                                           1,935
                                                                                        --------
             ELECTRONIC EQUIPMENT & INSTRUMENTS (0.1%)
    8,800    FUJIFILM Holdings Corp. (a)                                                     303
   61,000    Hitachi Ltd. *(a)                                                               228
                                                                                        --------
                                                                                             531
                                                                                        --------
             ELECTRONIC MANUFACTURING SERVICES (0.6%)
  151,700    Jabil Circuit, Inc. (a)                                                       2,456
                                                                                        --------
             INTERNET SOFTWARE & SERVICES (0.9%)
    4,300    Google, Inc. "A" *(a)                                                         2,438
   17,666    Time Warner, Inc. (a)                                                           552
   23,841    United Internet AG *(a)                                                         362
      672    Yahoo Japan Corp. (a)                                                           245
                                                                                        --------
                                                                                           3,597
                                                                                        --------
             IT CONSULTING & OTHER SERVICES (0.4%)
   10,300    Cognizant Technology Solutions Corp. "A" *(a)                                   525
      800    OBIC Co., Ltd. (a)                                                              145
   68,300    SAIC, Inc. *(a)                                                               1,209
                                                                                        --------
                                                                                           1,879
                                                                                        --------
             OFFICE ELECTRONICS (0.2%)
   10,100    Brother Industries Ltd. (a)                                                     122
    8,700    Canon, Inc. (a)                                                                 403
    1,895    Neopost S.A. (a)                                                                151
                                                                                        --------
                                                                                             676
                                                                                        --------
             SEMICONDUCTOR EQUIPMENT (0.1%)
    9,000    ASM Pacific Technology Ltd. (a)                                                  85
   10,300    ASML Holding N.V. (a)                                                           368
    3,000    Tokyo Electron Ltd. (a)                                                         199
                                                                                        --------
                                                                                             652
                                                                                        --------
             SEMICONDUCTORS (1.0%)
   44,061    Infineon Technologies AG *(a)                                                   306
   84,400    Intel Corp. (a)                                                               1,879
   13,300    Marvell Technology Group Ltd. *(a)                                              271
   40,000    Micron Technology, Inc. *(a)                                                    415
   13,638    STMicroelectronics N.V. (a)                                                     136
   19,200    Texas Instruments, Inc. (a)                                                     470
   19,600    Xilinx, Inc. (a)                                                                500
                                                                                        --------
                                                                                           3,977
                                                                                        --------
             SYSTEMS SOFTWARE (2.1%)
  164,400    Microsoft Corp. (a)                                                           4,812
   86,600    Oracle Corp. (a)                                                              2,225
   86,900    Symantec Corp. *(a)                                                           1,470
                                                                                        --------
                                                                                           8,507
                                                                                        --------
             TECHNOLOGY DISTRIBUTORS (1.9%)
   91,300    Arrow Electronics, Inc. *(a)                                                  2,751
   33,100    Avnet, Inc. *(a)                                                                993
   37,000    Ingram Micro, Inc. "A" *(a)                                                     649
   26,400    SYNNEX Corp. *(a)                                                               781
   59,500    Tech Data Corp. *(a)                                                          2,493
                                                                                        --------
                                                                                           7,667
                                                                                        --------
             Total Information Technology                                                 53,650
                                                                                        --------

================================================================================

13  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

             MATERIALS (5.2%)
             ----------------
             COMMODITY CHEMICALS (0.1%)
   12,000    Asahi Kasei Corp. (a)                                                      $     64
   16,000    Denki Kagaku Kogyo Kabushiki Kaisha (a)                                          69
    9,500    Kuraray Co. (a)                                                                 128
   28,000    Mitsui Chemicals, Inc. (a)                                                       85
                                                                                        --------
                                                                                             346
                                                                                        --------
             CONSTRUCTION MATERIALS (0.1%)
    5,971    HeidelbergCement AG (a)                                                         333
                                                                                        --------
             DIVERSIFIED CHEMICALS (1.0%)
    2,412    AkzoNobel N.V. (a)                                                              137
   10,700    Ashland, Inc. (a)                                                               565
   13,426    BASF AG (a)                                                                     833
   10,800    Cabot Corp. (a)                                                                 328
   42,000    E.I. du Pont de Nemours & Co. (a)                                             1,564
   44,300    Huntsman Corp. (a)                                                              534
   13,500    Mitsubishi Chemical Holdings Corp.                                               69
    1,885    Orica Ltd. (a)                                                                   46
                                                                                        --------
                                                                                           4,076
                                                                                        --------
             DIVERSIFIED METALS & MINING (1.5%)
    9,582    Anglo American Capital plc *(a)                                                 418
   23,033    BHP Billiton Ltd. (a)                                                           921
   27,051    BHP Billiton plc (a)                                                            928
    2,791    Eurasian Natural Resources Corp. plc (a)                                         50
   17,100    Freeport-McMoRan Copper & Gold, Inc. (a)                                      1,429
    7,402    Rio Tinto Ltd. (a)                                                              532
   17,520    Rio Tinto plc (a)                                                             1,038
    7,000    Sumitomo Metal Mining Co. Ltd. (a)                                              104
    3,102    Vedanta Resources plc (a)                                                       131
   26,904    Xstrata plc *(a)                                                                510
                                                                                        --------
                                                                                           6,061
                                                                                        --------
             FERTILIZERS & AGRICULTURAL CHEMICALS (0.0%)
    2,507    K&S AG (a)                                                                      152
       74    Syngenta AG (a)                                                                  21
                                                                                        --------
                                                                                             173
                                                                                        --------
             INDUSTRIAL GASES (0.1%)
      751    Air Liquide S.A. (a)                                                             90
    1,900    Linde AG (a)                                                                    227
                                                                                        --------
                                                                                             317
                                                                                        --------
             METAL & GLASS CONTAINERS (0.1%)
    7,300    Crown Holdings, Inc. *(a)                                                       197
    4,360    Rexam plc (a)                                                                    20
    5,900    Silgan Holdings, Inc. (a)                                                       355
                                                                                        --------
                                                                                             572
                                                                                        --------
             PAPER PACKAGING (0.1%)
    6,500    Bemis Co., Inc. (a)                                                             187
   26,000    Graphic Packaging Holding Co. *                                                  94
                                                                                        --------
                                                                                             281
                                                                                        --------
             PAPER PRODUCTS (1.0%)
  112,200    International Paper Co. (a)                                                   2,761
   17,900    KapStone Paper & Packaging Corp. *                                              213
   30,500    MeadWestvaco Corp. (a)                                                          779
    2,100    Nippon Paper Group, Inc. (a)                                                     54
    3,000    Stora Enso Oyj (a)                                                               23
   31,624    Svenska Cellulosa AB "B" (a)                                                    446
                                                                                        --------
                                                                                           4,276
                                                                                        --------

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  14

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

             SPECIALTY CHEMICALS (0.9%)
    9,700    Cytec Industries, Inc. (a)                                                 $    453
    3,000    Daicel Chemical Industries, Ltd. (a)                                             21
   12,700    JSR Corp. (a)                                                                   265
   12,400    Lubrizol Corp. (a)                                                            1,137
   13,300    Nalco Holding Co. (a)                                                           324
    1,400    Nitto Denko Corp. (a)                                                            54
    8,200    RPM International, Inc. (a)                                                     175
    3,300    Stepan Co.                                                                      185
      293    Umicore (a)                                                                      10
   33,500    W.R. Grace & Co. *(a)                                                           930
                                                                                        --------
                                                                                           3,554
                                                                                        --------
             STEEL (0.3%)
    8,200    JFE Holdings, Inc. (a)                                                          330
   70,000    Kobe Steel Ltd. (a)                                                             151
    5,700    Maruichi Steel Tube Ltd. (a)                                                    116
   75,000    Nippon Steel Corp. (a)                                                          294
   13,511    Onesteel Ltd. (a)                                                                48
   11,200    Reliance Steel & Aluminum Co. (a)                                               551
                                                                                        --------
                                                                                           1,490
                                                                                        --------
             Total Materials                                                              21,479
                                                                                        --------

             TELECOMMUNICATION SERVICES (3.7%)
             ---------------------------------
             INTEGRATED TELECOMMUNICATION SERVICES (2.6%)
  117,600    AT&T, Inc. (a)                                                                3,039
    2,564    Belgacom S.A. (a)                                                               100
  264,916    BT Group plc (a)                                                                498
   11,034    Deutsche Telekom AG (a)                                                         150
   13,320    France Telecom S.A. (a)                                                         319
   17,805    Koninklijke (Royal) KPN N.V. (a)                                                282
    7,200    Nippon Telegraph & Telephone Corp. (a)                                          304
   61,300    Qwest Communications International, Inc. (a)                                    320
    1,157    Swisscom AG (a)                                                                 422
  215,556    Telecom Italia S.p.A. (a)                                                       292
   33,169    Telefonica S.A. (a)                                                             786
   32,739    TeliaSonera AB (a)                                                              232
   13,201    Telstra Corp. Ltd. (a)                                                           36
  118,000    Verizon Communications, Inc. (a)                                              3,660
   18,400    Windstream Corp. (a)                                                            200
                                                                                        --------
                                                                                          10,640
                                                                                        --------
             WIRELESS TELECOMMUNICATION SERVICES (1.1%)
       23    KDDI Corp. (a)                                                                  119
      105    NTT DOCOMO, Inc. (a)                                                            160
  238,200    Sprint Nextel Corp. *(a)                                                        905
   72,000    Telephone & Data Systems, Inc. (a)                                            2,437
  468,670    Vodafone Group plc (a)                                                        1,081
                                                                                        --------
                                                                                           4,702
                                                                                        --------
             Total Telecommunication Services                                             15,342
                                                                                        --------

             UTILITIES (2.7%)
             ----------------
             ELECTRIC UTILITIES (0.9%)
    8,000    Cheung Kong Infrastructure Holdings, Ltd. (a)                                    31
   12,506    E.ON AG (a)                                                                     462
   52,498    EDP-Energias de Portugal (a)                                                    209
  109,992    Enel S.p.A. (a)                                                                 615
   21,600    Exelon Corp. (a)                                                                946
   19,200    FirstEnergy Corp. (a)                                                           751
    9,039    Fortum Oyj (a)                                                                  221
   12,753    Iberdrola S.A. (a)                                                              108

================================================================================

15  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

                                                                                          MARKET
NUMBER                                                                                     VALUE
OF SHARES    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    2,900    Kansai Electric Power Co., Inc. (a)                                        $     66
    9,934    Public Power Corp. *(a)                                                         174
    3,587    Scottish & Southern Energy plc (a)                                               60
                                                                                        --------
                                                                                           3,643
                                                                                        --------
             GAS UTILITIES (0.4%)
    3,286    Enagas S.A. (a)                                                                  72
   16,071    Gas Natural SDG S.A. (a)                                                        297
   12,000    Hong Kong and China Gas Co., Ltd. (a)                                            30
    7,200    National Fuel Gas Co. (a)                                                       364
   44,756    Snam Rete Gas S.p.A. (a)                                                        227
   10,400    Southwest Gas Corp.                                                             311
   67,000    Tokyo Gas Co. Ltd. (a)                                                          295
                                                                                        --------
                                                                                           1,596
                                                                                        --------
             INDEPENDENT POWER PRODUCERS & ENERGY TRADERS (0.2%)
    9,300    Constellation Energy Group, Inc. (a)                                            326
   17,641    Drax Group plc (a)                                                              100
      900    Electric Power Development Co. Ltd. (a)                                          30
   14,200    NRG Energy, Inc. *(a)                                                           297
                                                                                        --------
                                                                                             753
                                                                                        --------
             MULTI-UTILITIES (1.2%)
   10,800    Dominion Resources, Inc. (a)                                                    444
    4,600    DTE Energy Co.                                                                  205
    4,029    Gaz de France S.A. (a)                                                          156
   29,800    Integrys Energy Group, Inc. (a)                                               1,412
   21,700    MDU Resources Group, Inc. (a)                                                   468
   36,465    National Grid plc (a)                                                           355
   23,800    NSTAR (a)                                                                       843
   18,700    Public Service Enterprise Group, Inc. (a)                                       552
    5,932    RWE AG (a)                                                                      516
                                                                                        --------
                                                                                           4,951
                                                                                        --------
             WATER UTILITIES (0.0%)
    2,800    Middlesex Water Co. (a)                                                          47
                                                                                        --------
             Total Utilities                                                              10,990
                                                                                        --------
             Total Common Stocks (cost: $307,550)                                        340,979
                                                                                        --------

PRINCIPAL
AMOUNT
$(000)/
SHARES
------------------------------------------------------------------------------------------------

             PREFERRED SECURITIES (0.1%)

             CONSUMER DISCRETIONARY (0.1%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.1%)
    1,776    Volkswagen AG (a)                                                               163
                                                                                        --------

             CONSUMER STAPLES (0.0%)
             -----------------------
             HOUSEHOLD PRODUCTS (0.0%)
    1,044    Henkel AG & Co. KGaA (a)                                                         56
                                                                                        --------

             GOVERNMENT (0.0%)
             -----------------
             U.S. GOVERNMENT (0.0%)
    6,000    Fannie Mae, 8.25%, perpetual *(a)                                                 8

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  16

================================================================================

PRINCIPAL
AMOUNT                                                                                    MARKET
$(000)/                                                                                    VALUE
SHARES       SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

    6,000    Freddie Mac, 8.38%, perpetual *(a)                                         $      8
                                                                                        --------
             Total Government                                                                 16
                                                                                        --------
             Total Preferred Securities (cost: $407)                                         235
                                                                                        --------

NUMBER
OF SHARES
------------------------------------------------------------------------------------------------

             EXCHANGE-TRADED FUNDS (6.2%)
   27,786    iShares MSCI EAFE Index Fund (a)                                              1,556
  568,372    iShares MSCI Emerging Markets Index Fund (a)                                 23,940
                                                                                        --------
             Total Exchange-Traded Funds (cost: $21,213)                                  25,496
                                                                                        --------
             HEDGE FUNDS (4.3%)
  990,908    Deutsche iGAP Investment Trust "B", acquired
               8/01/2008 - 1/11/2010; cost $16,750 *(c),(d)
               (cost: $16,750)                                                            17,975
                                                                                        --------
             RIGHTS (0.0%)

             CONSUMER DISCRETIONARY (0.0%)
             -----------------------------
             AUTOMOBILE MANUFACTURERS (0.0%)
    1,981    Volkswagen AG * (cost: $0)                                                        1
                                                                                        --------
             Total Equity Securities
               (cost: $345,920)                                                          384,686
                                                                                        --------

PRINCIPAL
AMOUNT                                                    COUPON
(000)                                                      RATE       MATURITY
------------------------------------------------------------------------------------------------

             BONDS (2.8%)

             CORPORATE OBLIGATIONS (2.0%)

             ENERGY (0.2%)
             -------------
             OIL & GAS STORAGE & TRANSPORTATION (0.2%)
   $  200    Enbridge Energy Partners, LP (a)               8.05%    10/01/2037              198
      200    Enterprise Products Operating, LP (a)          7.00      6/01/2067              184
      200    Enterprise Products Operating, LP (a)          7.03      1/15/2068              191
                                                                                        --------
             Total Energy                                                                    573
                                                                                        --------
             FINANCIALS (1.4%)
             -----------------
             DIVERSIFIED BANKS (0.0%)
      200    USB Capital IX (a)                             6.19              -(e)           173
                                                                                        --------
             LIFE & HEALTH INSURANCE (0.4%)
    1,000    Nationwide Mutual Insurance Co. (a),(f)        5.81     12/15/2024              858
    1,000    StanCorp Financial Group, Inc. (a)             6.90      6/01/2067              857
                                                                                        --------
                                                                                           1,715
                                                                                        --------
             MULTI-LINE INSURANCE (0.5%)
      200    American International Group, Inc. (a)         8.18      5/15/2058              171

================================================================================

17  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)        SECURITY                                       RATE      MATURITY             (000)
------------------------------------------------------------------------------------------------

$   1,000    Genworth Financial, Inc. (a)                   6.15%    11/15/2066         $    778
      500    Glen Meadow (a),(f)                            6.51      2/12/2067              426
      600    Oil Insurance Ltd. (a),(f)                     7.56              -(e)           520
                                                                                        --------
                                                                                           1,895
                                                                                        --------
             OTHER DIVERSIFIED FINANCIAL SERVICES (0.2%)
    1,000    ILFC E-Capital Trust II (a),(f)                6.25     12/21/2065              780
                                                                                        --------
             REGIONAL BANKS (0.1%)
      500    Webster Capital Trust IV (a)                   7.65      6/15/2037              365
                                                                                        --------
             REITs - RETAIL (0.2%)
    1,000    New Plan Excel Realty Trust, Inc. (a)          5.13      9/15/2012              902
                                                                                        --------
             Total Financials                                                              5,830
                                                                                        --------

             INDUSTRIALS (0.2%)
             ------------------
             INDUSTRIAL CONGLOMERATES (0.2%)
    1,000    Textron Financial Corp. (a),(f)                6.00      2/15/2067              815
                                                                                        --------

             UTILITIES (0.2%)
             ----------------
             ELECTRIC UTILITIES (0.2%)
      997    Texas Competitive Electric Holding Co.,
               LLC (a),(g)                                  3.73     10/10/2014              821
                                                                                        --------
             Total Corporate Obligations (cost: $5,411)                                    8,039
                                                                                        --------
             EURODOLLAR AND YANKEE OBLIGATIONS (0.5%)

             FINANCIALS (0.5%)
             -----------------
             DIVERSIFIED BANKS (0.2%)
      402    BOI Capital Funding Number 2, LP (f),(h)       5.57              -(e)           253
      200    Credit Agricole S.A. (a)                       6.64              -(e)           176
      200    LBG Capital No. 1 plc (a),(f)                  8.00              -(e)           175
                                                                                        --------
                                                                                             604
                                                                                        --------
             DIVERSIFIED CAPITAL MARKETS (0.1%)
      500    UBS Preferred Funding Trust I (a)              8.62              -(e)           495
                                                                                        --------
             MULTI-LINE INSURANCE (0.2%)
    1,000    ING Capital Funding Trust III (a)              8.44              -(e)           950
                                                                                        --------
             Total Eurodollar and Yankee Obligations
               (cost: $1,509)                                                              2,049
                                                                                        --------

             ASSET-BACKED SECURITIES (0.0%)

             FINANCIALS (0.0%)
             -----------------
             ASSET-BACKED FINANCING (0.0%)
      136    GE Equipment Midticket, LLC (a)
               (cost: $106)                                 0.55(i)   9/15/2017              124
                                                                                        --------

             COMMERCIAL MORTGAGE SECURITIES (0.3%)

             FINANCIALS (0.3%)
             -----------------
             COMMERCIAL MORTGAGE-BACKED SECURITIES (0.3%)
      785    Banc of America Commercial Mortgage,
               Inc. (a)                                     5.81       7/10/2044             613

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  18

================================================================================

PRINCIPAL                                                                                 MARKET
AMOUNT                                                     COUPON                          VALUE
(000)        SECURITY                                       RATE      MATURITY             (000)
------------------------------------------------------------------------------------------------

$      590   Citigroup Commercial Mortgage Trust (a)        6.10%    12/10/2049         $    470
                                                                                        --------
             Total Commercial Mortgage Securities
               (cost: $952)                                                                1,083
                                                                                        --------
             Total Bonds (cost: $7,977)                                                   11,295
                                                                                        --------

             MONEY MARKET INSTRUMENTS (4.0%)

             U.S. TREASURY BILLS (0.1%)
       504   0.05%, 9/16/2010 (k),(l)                                                        504
       130   1.15%, 6/17/2010 (k),(l)                                                        130
                                                                                        --------
             Total U.S. Treasury Bills                                                       634
                                                                                        --------

NUMBER OF
SHARES
------------------------------------------------------------------------------------------------

             MONEY MARKET FUNDS (3.9%)
15,831,930   State Street Institutional Liquid Reserve Fund, 0.13% (j),(m)                15,832
                                                                                        --------
             Total Money Market Instruments
               (cost: $16,465)                                                            16,466
                                                                                        --------

             TOTAL INVESTMENTS (COST: $370,362)                                         $412,447
                                                                                        ========

NUMBER
OF
CONTRACTS
------------------------------------------------------------------------------------------------

             PURCHASED OPTIONS (0.5%)
     9,180   Put - iShares MSCI EAFE Index expiring April 17, 2010 at 52                      87
     2,545   Put - iShares MSCI EAFE Index expiring May 22, 2010 at 52                       139
     2,520   Put - iShares MSCI EAFE Index expiring May 22, 2010 at 53                       182
     1,570   Put - iShares MSCI Emerging Market Index expiring April 17, 2010 at 37            9
     2,603   Put - iShares MSCI Emerging Market Index expiring April 17, 2010 at 39           30
     1,500   Put - iShares MSCI Emerging Market Index expiring May 22, 2010 at 38             60
       161   Put - Russell 2000 Index expiring April 17, 2010 at 620                          17
       212   Put - Russell 2000 Index expiring May 22, 2010 at 620                           128
       963   Put - S&P 500 Index expiring April 17, 2010 at 1100                             171
     1,125   Put - S&P 500 Index expiring May 22, 2010 at 1100                             1,108
                                                                                        --------
             TOTAL PURCHASED OPTIONS
               (COST: $3,210)                                                           $  1,931
                                                                                        ========

             WRITTEN OPTIONS (1.3%)
    (4,300)  Call - iShares MSCI EAFE Index expiring April 17, 2010 at 56                   (320)
    (3,833)  Call - iShares MSCI EAFE Index expiring April 17, 2010 at 57                   (121)
      (320)  Call - iShares MSCI EAFE Index expiring April 17, 2010 at 58                     (3)
    (1,545)  Call - iShares MSCI EAFE Index expiring May 22, 2010 at 58                     (103)
    (2,718)  Call - iShares MSCI Emerging Market Index expiring April 17, 2010 at 43         (97)
    (2,000)  Call - iShares MSCI Emerging Market Index expiring April 17, 2010 at 44         (25)
      (143)  Call - Russell 2000 Index expiring April 17, 2010 at 680                       (151)
      (167)  Call - Russell 2000 Index expiring May 22, 2010 at 680                         (343)
      (122)  Call - S&P 500 Index expiring April 17, 2010 at 1,155                          (274)
      (924)  Call - S&P 500 Index expiring April 17, 2010 at 1,170                        (1,197)

================================================================================

19  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NUMBER                                                                                    MARKET
OF                                                                                         VALUE
CONTRACTS    SECURITY                                                                      (000)
------------------------------------------------------------------------------------------------

      (16)   Call - S&P 500 Index expiring
               April 17, 2010 at 1,180                                                  $    (13)
      (29)   Call - S&P 500 Index expiring
               April 17, 2010 at 1,185                                                       (18)
     (950)   Call - S&P 500 Index expiring
               May 22, 2010 at 1,165                                                      (2,703)
                                                                                        --------
             TOTAL WRITTEN OPTIONS
               (PREMIUMS RECEIVED: $5,260)                                              $ (5,368)
                                                                                        ========

NUMBER OF                                                                            UNREALIZED
CONTRACTS                                       EXPIRATION       CONTRACT           APPRECIATION
LONG/(SHORT)                                       DATE         VALUE (000)             (000)
------------------------------------------------------------------------------------------------

             FUTURES (2.0%)
       17    DJ Euro Stoxx 50 Index             06/18/2010          $655                     1
        4    FTSE 100 Index                     06/18/2010           341                     -
        8    Nikkei 225 Index                   06/10/2010           447                    14
       63    Russell 2000 Mini Index            06/18/2010         4,266                    31
       40    S&P 500 E-Mini Index               06/18/2010         2,330                    42
        1    SPI 200 Index                      06/17/2010           112                     -
                                                                  ------              --------
             TOTAL FUTURES                                        $8,150              $     88
                                                                  ======              ========

($ IN 000s)                                                        VALUATION HIERARCHY
                                                   ---------------------------------------------------
                                                     (LEVEL 1)
                                                   QUOTED PRICES         (LEVEL 2)
                                                     IN ACTIVE             OTHER            (LEVEL 3)
                                                      MARKETS           SIGNIFICANT       SIGNIFICANT
                                                   FOR IDENTICAL        OBSERVABLE        UNOBSERVABLE
ASSETS                                                ASSETS              INPUTS             INPUTS            TOTAL
---------------------------------------------------------------------------------------------------------------------

EQUITY SECURITIES:
  COMMON STOCKS                                    $     340,958        $        21       $         --       $340,979
  PREFERRED SECURITIES                                       227                  8                 --            235
  EXCHANGE-TRADED FUNDS                                   25,496                 --                 --         25,496
  HEDGE FUNDS                                                 --             17,975                 --         17,975
  RIGHTS                                                       1                 --                 --              1
DEBT SECURITIES:
  CORPORATE OBLIGATIONS                                       --              8,039                 --          8,039
  EURODOLLAR AND YANKEE
  OBLIGATIONS                                                 --              2,049                 --          2,049
  ASSET-BACKED SECURITIES                                     --                124                 --            124
  COMMERCIAL MORTGAGE SECURITIES                              --              1,083                 --          1,083
MONEY MARKET INSTRUMENTS:
  U.S. TREASURY BILLS                                         --                634                 --            634
  MONEY MARKET FUNDS                                      15,832                 --                 --         15,832
PURCHASED OPTIONS                                          1,931                 --                 --          1,931
FUTURES*                                                      88                 --                 --             88
---------------------------------------------------------------------------------------------------------------------
Total                                              $     384,533        $    29,933       $         --       $414,466
---------------------------------------------------------------------------------------------------------------------

*Futures are valued at the unrealized appreciation/depreciation on the investment.

Based on an assessment of events at the end of the prior reporting period, foreign market closing prices of foreign equity securities were adjusted for changes in value that occurred after the close of foreign markets and prior to the close of the U.S. securities markets, which resulted in these securities being transferred from Level 1 to Level 2 (Note A2.) At March 31, 2010, the closing prices were not adjusted. Hence, these securities, with a fair value amount of $58,054, were transferred back from Level 2 to Level 1.

================================================================================

                                                  PORTFOLIO OF INVESTMENTS |  20

================================================================================

                                                     (LEVEL 1)
                                                   QUOTED PRICES         (LEVEL 2)
                                                     IN ACTIVE             OTHER            (LEVEL 3)
                                                      MARKETS           SIGNIFICANT        SIGNIFICANT
                                                   FOR IDENTICAL        OBSERVABLE        UNOBSERVABLE
LIABILITIES                                         LIABILITIES           INPUTS             INPUTS           TOTAL
--------------------------------------------------------------------------------------------------------------------

WRITTEN OPTIONS                                    $      (5,368)       $        --       $         --       $(5,368)
--------------------------------------------------------------------------------------------------------------------
Total                                              $      (5,368)       $        --       $         --       $(5,368)
--------------------------------------------------------------------------------------------------------------------

================================================================================

21  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

NOTES TO PORTFOLIO OF INVESTMENTS

March 31, 2010 (unaudited)

GENERAL NOTES

USAA MUTUAL FUNDS TRUST (the Trust), registered under the Investment Company Act of 1940 (the 1940 Act), as amended, is an open-end management investment company organized as a Delaware statutory trust consisting of 46 separate funds. The information presented in this quarterly report pertains only to the USAA Global
Opportunities Fund (the Fund), which is classified as nondiversified under the
1940 Act.

The Fund is not offered for sale directly to the general public and is available currently for investment through a USAA managed account program or other persons or legal entities that the Fund may approve from time to time.

A. SECURITY VALUATION -- The value of each security is determined (as of the close of trading on the New York Stock Exchange (NYSE) on each business day the
NYSE is open) as set forth below:

1. Equity securities, including exchange-traded funds (ETFs), except as otherwise noted, traded primarily on a domestic securities exchange or the
Nasdaq over-the-counter markets, are valued at the last sales price or official closing price on the exchange or primary market on which they trade. Equity securities traded primarily on foreign securities exchanges or markets are valued at the last quoted sales price, or the most recently determined official closing price calculated according to local market convention, available at the time the Fund is valued. If no last sale or official closing price is reported or available, the average of the bid and asked prices is generally used.

2. Equity securities trading in various foreign markets may take place on days when the NYSE is closed. Further, when the NYSE is open, the foreign markets may be closed. Therefore, the calculation of the Fund's net asset value (NAV) may not take place at the same time the prices of certain foreign securities held by the Fund are determined. In most cases, events affecting the values of foreign securities that occur between the time of their last quoted sales or official closing prices and the close of normal trading on the NYSE on a day the Fund's
NAV is calculated will not be reflected in the value of the Fund's foreign securities. However, USAA Investment Management Company (the Manager), an
affiliate of the Fund, and the Fund's subadvisers, if applicable, will monitor for events that would materially affect the value of the Fund's foreign securities. The Fund's subadvisers have agreed to notify the Manager of significant events they identify that would materially affect the value of the
Fund's foreign securities. If the Manager determines that a particular event would materially affect the value of the Fund's foreign securities, then the
Manager, under valuation procedures approved by the Trust's Board of Trustees, will consider such available information that it deems relevant to determine a fair value for the affected foreign securities. In addition, the Fund may use information from an external vendor or other sources to adjust the foreign market closing prices of foreign equity securities to reflect what the Fund believes to be the fair value of the securities as of the close of the NYSE.
Fair valuation of affected foreign equity

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  22

================================================================================

securities may occur frequently based on an assessment that events that occur on a fairly regular basis (such as U.S. market movements) are significant.

3. Investments in open-end investment companies, hedge, or other funds, other than ETFs, are valued at their NAV at the end of each business day.

4. Debt securities purchased with original or remaining maturities of 60 days or less may be valued at amortized cost, which approximates market value.

5. Debt securities with maturities greater than 60 days are valued each business day by a pricing service (the Service) approved by the Trust's Board of
Trustees. The Service uses an evaluated mean between quoted bid and asked prices or the last sales price to price securities when, in the Service's judgment, these prices are readily available and are representative of the securities'
market values. For many securities, such prices are not readily available. The
Service generally prices these securities based on methods that include consideration of yields or prices of securities of comparable quality, coupon, maturity, and type; indications as to values from dealers in securities; and
general market conditions.

6. Repurchase agreements are valued at cost, which approximates market value.

7. Options are valued by a pricing service at the National Best Bid/Offer (NBBO)
composite price, which is derived from the best available bid and ask prices in all participating options exchanges determined to most closely reflect market value of the options at the time of computation of the Fund's NAV.

8. Futures are valued based upon the last sale price at the close of market on the principal exchange on which they are traded.

9. Securities for which market quotations are not readily available or are considered unreliable, or whose values have been materially affected by events occurring after the close of their primary markets but before the pricing of the
Fund, are valued in good faith at fair value, using methods determined by the
Manager in consultation with the Fund's subadvisers, if applicable, under valuation procedures approved by the Trust's Board of Trustees. The effect of fair value pricing is that securities may not be priced on the basis of quotations from the primary market in which they are traded and the actual price realized from the sale of a security may differ materially from the fair value price. Valuing these securities at fair value is intended to cause the Fund's
NAV to be more reliable than it otherwise would be.

Fair value methods used by the Manager include, but are not limited to, obtaining market quotations from secondary pricing services, broker-dealers, or widely used quotation systems. General factors considered in determining the fair value of securities include fundamental analytical data, the nature and duration of any restrictions on disposition of the securities, and an evaluation of the forces that influenced the market in which the securities are purchased and sold.

B. FAIR VALUE MEASUREMENTS -- Fair value is defined as the price that would be received to sell an asset paid to transfer a liability in an orderly transaction between market participants at the

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23  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

measurement date. The three-level valuation hierarchy disclosed in the portfolio of investments is based upon the transparency of inputs to the valuation of an asset or liability as of the measurement date. The three levels are defined as follows:

Level 1 -- inputs to the valuation methodology are quoted prices (unadjusted) in active markets for identical securities.

Level 2 -- inputs to the valuation methodology are other significant observable inputs, including quoted prices for similar securities, inputs that are observable for the securities, either directly or indirectly, and market-corroborated inputs such as market indices.

Level 3 -- inputs to the valuation methodology are unobservable and significant to the fair value measurement, including the Manager's own assumptions in determining the fair value.

The inputs or methodologies used for valuing securities are not necessarily an indication of the risks associated with investing in those securities.

C. FUTURES CONTRACTS - The Fund is subject to equity price risk, interest rate risk, and foreign currency exchange rate risk in the normal course of pursuing its investment objectives. The Fund may use futures contracts to gain exposure to, or hedge against, changes in the value of equities, interest rates, or foreign currencies. A futures contract represents a commitment for the future purchase or sale of an asset at a specified price on a specified date. Upon entering into such contracts, the Fund is required to deposit with the broker in either cash or securities an initial margin in an amount equal to a certain percentage of the contract amount. Subsequent payments (variation margin) are made or received by the Fund each day, depending on the daily fluctuations in the value of the contract, and are recorded for financial statement purposes as unrealized gains or losses. When the contract is closed, the Fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed. Upon entering into such contracts, the Fund bears the risk of interest or exchange rates or securities prices moving unexpectedly in an unfavorable direction, in which case, the Fund may not achieve the anticipated benefits of the futures contracts.

D. OPTION TRANSACTIONS -- The Fund is subject to equity price risk in the normal course of pursuing its investment objectives. The Fund may use options on underlying instruments, namely, equity securities, ETFs, and equity indexes, to gain exposure to, or hedge against, changes in the value of equity securities,
ETFs, or equity indexes. A call option gives the purchaser the right to buy, and the writer the obligation to sell, the underlying instrument at a specified price during a specified period. Conversely, a put option gives the purchaser the right to sell, and the writer the obligation to buy, the underlying instrument at a specified price during a specified period. The purchaser of the option pays a premium to the writer of the option.

Premiums paid for purchased options are recorded as an investment. If a purchased option expires unexercised, the premium paid is recognized as a realized loss. If a purchased call option on a security is exercised, the cost of the security acquired includes the exercise price and the premium paid. If a purchased put option on a security is exercised, the realized gain or loss on the security

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  24

================================================================================

sold is determined from the exercise price, the original cost of the security, and the premium paid. The risk associated with purchasing a call or put option is limited to the premium paid.

Premiums received from writing options are recorded as a liability. If a written option expires unexercised, the premium received is recognized as a realized gain. If a written call option on a security is exercised, the realized gain or loss on the security sold is determined from the exercise price, the original cost of the security, and the premium received. If a written put option on a security is exercised, the cost of the security acquired is the exercise price paid less the premium received. The Fund, as a writer of an option, bears the market risk of an unfavorable change in the price of the security underlying the written option.

In an attempt to reduce the Fund's volatility over time, the Fund may implement a strategy that involves writing (selling) index call or corresponding ETF options and purchasing index put or corresponding ETF options or index put spread options against a highly correlated stock portfolio. The combination of the diversified stock portfolio with the index call and put or corresponding ETF options is designed to provide the Fund with consistent returns over a wide range of equity market environments. This strategy may not fully protect the
Fund against declines in the portfolio's value, and the Fund could experience a loss. Options on securities indexes or corresponding ETF options are different from options on individual securities in that the holder of the index options contract has the right to receive an amount of cash equal to the difference between the exercise price and the closing price of the underlying index on exercise date. If an option on an index is exercised, the realized gain or loss is determined from the exercise price, the value of the underlying index, and the amount of the premium.

E. REPURCHASE AGREEMENTS -- The Fund may enter into repurchase agreements with commercial banks or recognized security dealers. These agreements are collateralized by underlying securities. The collateral obligations are marked-to-market daily to ensure their value is equal to or in excess of the repurchase agreement price plus accrued interest and are held by the Fund, either through its regular custodian or through a special "tri-party" custodian that maintains separate accounts for both the Fund and its counterparty, until maturity of the repurchase agreement. Repurchase agreements are subject to credit risk, and the Fund's Manager monitors the creditworthiness of sellers with which the Fund may enter into repurchase agreements.

F. SECURITIES PURCHASED ON A DELAYED-DELIVERY OR WHEN-ISSUED BASIS -- Delivery
and payment for securities that have been purchased by the Fund on a delayed-delivery or when-issued basis can take place a month or more after the trade date. During the period prior to settlement, these securities do not earn interest, are subject to market fluctuation, and may increase or decrease in value prior to their delivery. The Fund maintains segregated assets with a market value equal to or greater than the amount of its purchase commitments.
The purchase of securities on a delayed-delivery or when-issued basis may increase the volatility of the Fund's NAV to the extent that the Fund makes such purchases while remaining substantially fully invested.

G. SUBSEQUENT EVENTS -- Events or transactions that occur after the quarterly report date, but before the quarterly report is issued, and are categorized as recognized or non-recognized for quarterly report purposes. The Manager has evaluated subsequent events through the date the quarterly report

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25  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

was issued, and has determined there were no events that require recognition or disclosure in the Fund's quarterly report.

H. As of March 31, 2010, the cost of securities, for federal income tax purposes, was approximately the same as that reported in the portfolio of investments. Gross unrealized appreciation and depreciation of investments as of
March 31, 2010, were $45,338,000 and $4,532,000, respectively, resulting in net unrealized appreciation of $40,806,000.

I. The portfolio of investments category percentages shown represent the percentages of the investments to net assets, which were $410,422,000 at March
31, 2010, and, in total, may not equal 100%. A category percentage of 0.0%
represents less than 0.1% of net assets. Investments in foreign securities were
26.0% of net assets at March 31, 2010.

J. The Fund may rely on certain Securities and Exchange Commission (SEC)
exemptive orders or rules that permit funds meeting various conditions to invest in an exchange-traded fund (ETF) in amounts exceeding limits set forth in the
Investment Company Act of 1940 that would otherwise be applicable.

CATEGORIES AND DEFINITIONS

ASSET-BACKED AND COMMERCIAL MORTGAGE-BACKED SECURITIES -- Asset-backed securities represent a participation in, or are secured by and payable from, a stream of payments generated by particular assets. Commercial mortgage-backed securities reflect an interest in, and are secured by, mortgage loans on commercial real property. The weighted average life is likely to be substantially shorter than the stated final maturity as a result of scheduled and unscheduled principal repayments. Rates on commercial mortgage-backed securities may change slightly over time as underlying mortgages pay down.

HEDGE FUNDS -- private investment funds open to a limited range of investors and exempt from certain regulations. Deutsche iGAP Investment Trust, managed by
Deutsche Bank Trust Company Americas, invests primarily in a diversified portfolio of short-term money market investments, and long and short positions in exchange-traded equity index and government bond index futures, currency forward contracts, and other derivative instruments. As of March 31, 2010, the
Fund owns approximately 14% of the Class "B" shares of the iGAP fund and may redeem all or part of its investment upon 10 days' prior written notice. The
Fund does not invest in the iGAP fund for the purpose of exercising management or control.

EURODOLLAR AND YANKEE OBLIGATIONS -- Eurodollar obligations are dollar-
denominated instruments that are issued outside the U.S. capital markets by foreign corporations and financial institutions and by foreign branches of U.S.
corporations and financial institutions. Yankee obligations are dollar-
denominated instruments that are issued by foreign issuers in the U.S. capital markets.

RIGHTS -- enable the holder to buy a specified number of shares of new issues of a common stock before it is offered to the public.

================================================================================

                                         NOTES TO PORTFOLIO OF INVESTMENTS |  26

================================================================================

PORTFOLIO ABBREVIATIONS AND DESCRIPTIONS

ADR          American depositary receipts are receipts issued by a U.S. bank evidencing ownership of foreign shares. Dividends are paid in U.S.
             dollars.
iShares      Exchange-traded funds, managed by Barclays Global Fund Advisors, that represent a portfolio of stocks designed to closely track a specific market index. iShares funds are traded on securities exchanges.
REIT         Real estate investment trust

SPECIFIC NOTES

(a)  At March 31, 2010, the security, or a portion thereof, is segregated to cover the notional value of outstanding written call options.
(b)  Security was fair valued at March 31, 2010, by the Manager in accordance with valuation procedures approved by the Trust's Board of Trustees.
(c)  Security deemed illiquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees. The aggregate market value of these securities at March 31, 2010, was $17,975,000, which represented
     4.3% of the Fund's net assets.
(d)  Restricted security that is not registered under the Securities Act of
     1933.
(e)  Security is perpetual and has no final maturity date but may be subject to calls at various dates in the future.
(f)  Restricted security that is not registered under the Securities Act of
     1933. A resale of this security in the United States may occur in an exempt transaction to a qualified institutional buyer as defined by Rule
     144A, and as such has been deemed liquid by the Manager under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(g)  Senior loan (loan) - is not registered under the Securities Act of 1933.
     The loan contains certain restrictions on resale and cannot be sold publicly. The interest rate is adjusted periodically, and the rate disclosed represents the current rate at March 31, 2010. The weighted average life of the loan is likely to be substantially shorter than the stated final maturity date due to mandatory or optional prepayments.
     Security deemed liquid by the Manager, under liquidity guidelines approved by the Trust's Board of Trustees, unless otherwise noted as illiquid.
(h)  Security is currently trading without accrued interest.
(i)  Variable-rate or floating-rate security - interest rate is adjusted periodically. The interest rate disclosed represents the current rate at
     March 31, 2010.
(j)  Rate represents the money market fund annualized seven-day yield at March
     31, 2010.
(k)  Zero-coupon security. Rate represents the effective yield at the date of purchase.
(l)  Securities with a value of $634,000 are segregated as collateral for initial margin requirements on open futures contracts.

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27  | USAA GLOBAL OPPORTUNITIES FUND

================================================================================

(m)  Security, or a portion thereof, is segregated to cover the value of open futures contracts at March 31, 2010.
*    Non-income-producing security.

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                                         NOTES TO PORTFOLIO OF INVESTMENTS |  28

ITEM 2.  CONTROLS AND PROCEDURES

The principal  executive officer and principal  financial officer of USAA Mutual
Funds Trust  (Trust) have  concluded  that the Trust's  disclosure  controls and procedures are sufficient to ensure that information required to be disclosed by the Trust in this Form N-Q was  recorded,  processed,  summarized  and  reported within the time periods  specified in the Securities  and Exchange  Commission's rules and forms,  based upon such  officers'  evaluation  of these  controls and procedures as of a date within 90 days of the filing date of the report.

There  were  no  significant  changes  or  corrective  actions  with  regard  to significant deficiencies or material weaknesses in the Trust's internal controls or in other  factors  that  could  significantly  affect  the  Trust's  internal controls subsequent to the date of their evaluation.

ITEM 3.  EXHIBITS.

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940
(17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

                                   SIGNATURES

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:  USAA MUTUAL FUNDS TRUST - Period Ended March 31, 2010

By:*     /s/ CHRISTOPHER P. LAIA
         --------------------------------------------------------------
         Signature and Title:  Christopher P. Laia, Secretary

Date:    05/26/2010
         -------------------------------

Pursuant to the  requirements  of the  Securities  Exchange  Act of 1934 and the
Investment  Company  Act of  1940,  this  report  has been  signed  below by the following  persons on behalf of the  registrant and in the capacities and on the dates indicated.

By:*     /s/ CHRISTOPHER W. CLAUS
         -----------------------------------------------------
         Signature and Title:  Christopher W. Claus, President

Date:    05/27/2010
         ------------------------------

By:*     /s/ ROBERTO GALINDO, JR.
         -----------------------------------------------------
         Signature and Title:  Roberto Galindo, Jr., Treasurer

Date:    05/26/2010
         ------------------------------

*PRINT THE NAME AND TITLE OF EACH SIGNING OFFICER UNDER HIS OR HER SIGNATURE.